SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 7 – SEGMENT REPORTING

Segment information is prepared on the same basis that the chief executive officer, who is the Company’s chief operating decision maker, manages the business, makes business decisions and assesses performance. The Company has one reportable segment specializing in the development of development and commercialization of best-in-class autologous cellular therapies for the treatment of ALS.

The management assesses performance for this segment and decides how to allocate resources based on operating expenses excluding non-cash items and net loss. These expenses are comprised of research and development expenses related to personnel, facility, and general and administrative costs. The measure of segment assets is reported on the balance sheet as cash and cash equivalents. The management performs the assessment of segment performance by using the reported measure of segment profit or loss to monitor budget versus actual results.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the three months ended March 31, 2026 and 2025:

	Three months ended
	March 31,
	2026	2025

	U.S. $in thousands
Research and Development expenses (*):

Payroll and payroll related	$339	$434
Subcontractors and consultants	140	400
Other	178	174

General and Administrative expenses (*)

Payroll and payroll related	612	713
Professional services	337	327
Other	262	272

Other segment items:

Share-based payments	133	717
Finance expense (income), net	81	(46)
Gain on change in fair value of Warrants liability	—	(179)
Depreciation	45	52

Net loss	$2,127	$2,864

(*) Excluding share-based payment, depreciation and gain on change in fair value of warrants liability.

NOTE 13  -   SEGMENT REPORTING

Segment information is prepared on the same basis that the chief executive officer, who is the Company’s chief operating decision maker, manages the business, makes business decisions and assesses performance. The Company has one reportable segment specializing in the development of development and commercialization of best-in-class autologous cellular therapies for the treatment of ALS.

The management assesses performance for this segment and decides how to allocate resources based on operating expenses excluding non-cash items and net loss. These expenses are comprised of research and development expenses related to personnel, facility, and general and administrative costs. The measure of segment assets is reported on the balance sheet as cash and cash equivalents. The management performs the assessment of segment performance by using the reported measure of segment profit or loss to monitor budget versus actual results.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2025 and 2024:

	Year ended
	December 31,
	2025	2024

	U.S. $ in thousands
Research and Development expenses (*):

Payroll and payroll related	$1,596	$1,633
Subcontractors and consultants	1,116	1,582
Other	703	849

General and Administrative expenses (*)

Payroll and payroll related	2,572	3,424
Professional services	1,299	2,007
Other	947	1,259

Other segment items:

Share-based payments	1,520	698
Finance expense, net	534	77
Gain on change in fair value of Warrants liability (Note 7)	(179)	(147)
Depreciation	199	241

Net loss	$10,307	$11,623

(*) Excluding share-based payment, depreciation and gain on change in fair value of warrants liability.